Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments
Schedule of information for derivative assets and liabilities - lending

			Total Gains (Losses)
	Notional Amount		For the Three Months Ended
	March 31,	December 31,	March 31,
	2022	2021	2022	2021
Derivative – IRLC’s(1)	$121,991	$255,150	$(2,265)	$(2,197)
Derivative – TBA MBS(1)	41,000	102,000	3,688	5,211
Derivative – Swap Futures(1)	26,000	—	1,405	—
(1)	Amounts included in gain on sale of loans, net within the accompanying consolidated statements of operations and comprehensive loss.

			Total Gains (Losses)
	Notional Amount		For the Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Derivative – IRLC’s(1)	$255,150	$450,913	$(4,164)	$(516)
Derivative – TBA MBS(1)	102,000	45,000	2,022	(10,531)
Derivative – Forward delivery loan commitment(2)	—	20,000	—	—
(1)	Amounts included in gain on sale of loans, net within the accompanying consolidated statements of operations and comprehensive loss.
(2)	As of December 31, 2021, there were no forward delivery loan commitments accounted for as derivative instruments. As of December 31, 2020, $20.0 million in mortgage loans had been allocated to forward delivery loan commitments and were recorded at fair value within LHFS in the accompanying consolidated balance sheets.